Stock-Based Compensation - Summary of Number of DSUs (Details) - Deferred Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Directors' Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	80,813	65,240
Granted (in shares)	19,126	20,888
Settled (in shares)	0	(5,315)
Outstanding, ending (in shares)	99,939	80,813
Management Deferred Share Units Plan [Member]
DSUs
Outstanding, beginning (in shares)	90,240	61,880
Granted (in shares)	37,524	28,360
Paid (in shares)	(9,259)	0
Outstanding, ending (in shares)	118,505	90,240